Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Dec. 10, 2013	Dec. 09, 2013	Apr. 30, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	4,500,000,000	4,500,000,000			4,500,000,000
Common stock, issued	107,500,000	107,500,000	107,500,000	2,150,000	107,500,000